Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
4.	ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of December 31,
	2024	2025
Accounts receivable	$31,744	$51,285
Allowance for credit losses	(104)	(642)
Accounts receivable, net	$31,640	$50,643

The movement of allowance of credit losses was as follows:

	For the years ended December 31,
	2023	2024	2025
Balance at beginning of the year	$132	$121	$104
(Reversal)/addition of allowance for credit loss	(13)	120	613
Write off	-	(133)	(89)
Foreign currency translation adjustment	2	(4)	14
Balance at end of the year	$121	$104	$642

The Group recorded a reversal of credit loss allowance of $13 for the year ended December 31, 2023, and credit loss expenses of $120 and $613 for the years ended December 31, 2024 and 2025, respectively. The Group wrote off accounts receivable of nil, $133 and $89 for the years ended December 31, 2023, 2024 and 2025, respectively. As of March 31, 2026, approximately 39.0% of the Group’s net accounts receivable balance at December 31, 2025 have been subsequently collected and the remaining balance is expected to be collectible and covered by the commercial insurance that the Group purchased for the accounts receivable of offline sales with a coverage rate varying from 80% to 90% for credit losses under a maximum credit period of 180 days.

Majority of the accounts receivable are expected to be recovered within six months. The aging of accounts receivable is calculated from the expiry date of the customer’s credit terms which is different with the aging accounts receivable based on the number of days. The Group generally grant trade debtors a credit period of 180 days. If accounts receivable of a customer is not yet aged beyond the credit period, the aging of the receivable will be classified as not overdue in the following table. An aging analysis of the Group’s accounts receivable calculated from the expiration date of the customer’s credit terms is as follows:

	As of December 31,
	2024	2025
Not overdue	$27,417	$38,056
Within 90 days	4,156	12,228
Between 3 and 6 months	75	398
Between 6 months and a year	51	193
Over a year	45	410
	$31,744	$51,285